DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The partnership's activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The partnership and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate amount of the partnership derivatives financial instrument position is as follows:

(US$ MILLIONS)	June 30, 2019		December 31, 2018
	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign currency forward contracts	$48	$82	$100	$47
Warrants	—	2	—	13
Interest rate swaps	2	279	3	144
Commodities contracts	85	64	131	114
Cross currency swaps	—	—	—	4
Options Contracts	—	—	9	—
Total	$135	$427	$243	$322

Total Current	$108	$167	$223	$157
Total Non-current	$27	$260	$20	$165